American Beacon Advisors, Inc.

4151 Amon Carter Blvd. MD 2450

Fort Worth, TX 76155

February 13, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds (the “Registrant”)
1933 Act File No. 33-11387
1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated December 30, 2011 and supplemented January 31, 2012, for the American Beacon Flexible Bond Fund, a series of the Registrant as filed pursuant to Rule 497(e) under the 1933 Act on January 31, 2012 (Accession Number: 0000908758-12-000005).

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary K. Behan
Rosemary K. Behan
General Counsel

cc:	Francine Rosenberger, Esq.
K&L Gates LLP